Operating assets and liabilities - Intangible assets and property, plant and equipment - Intangible assets and property, plant and equipment (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	kr 43,171	kr 20,657
Total amortisation	1,066	1,096	kr 487
Total impairment losses	573	350	982
Intangible assets other than goodwill	43,171	20,657
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	50,269
End of the year	55,362	50,269
Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	24,573
End of the year	26,407	24,573
Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	12,059
End of the year	14,806	12,059
Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	2,839
End of the year	3,058	2,839
Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	10,798
End of the year	11,091	10,798
Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	37,150	19,269
Total impairment losses	573	350
Intangible assets other than goodwill	37,150	19,269
Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	1,675	1,388
Intangible assets other than goodwill	1,675	1,388
Gross carrying amount
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	0	0
Additions during the year	0	0
Disposals during the year	0	0
Transfer and reclassifications	0	0
Effect of exchange rate adjustment	0	0
Goodwill at end of period	4,346	0	0
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	49,582	25,340	9,830
Additions during the year	1,075	16,302
Disposals during the year	(45)	(698)
Transfer and reclassifications	0	0
Effect of exchange rate adjustment	155	(94)
Intangible assets other than goodwill	49,582	25,340	9,830
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	86,686	84,420
Additions during the year	7,091	6,297
Disposals, property, plant and equipment	(853)	(840)
Transfer and reclassifications	0	0
Effect of exchange rate adjustment	2,381	(3,191)
End of the year	95,887	86,686	84,420
Gross carrying amount | Business combinations
Reconciliation of changes in goodwill [abstract]
Additions during the year	4,346
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)	23,057
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	582
Gross carrying amount | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	37,509	30,260
Additions during the year	827	741
Disposals, property, plant and equipment	(359)	(119)
Transfer and reclassifications	1,529	7,440
Effect of exchange rate adjustment	1,048	(813)
End of the year	41,076	37,509	30,260
Gross carrying amount | Land and buildings | Business combinations
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	522
Gross carrying amount | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	31,503	27,594
Additions during the year	890	506
Disposals, property, plant and equipment	(148)	(583)
Transfer and reclassifications	3,078	4,586
Effect of exchange rate adjustment	621	(600)
End of the year	35,944	31,503	27,594
Gross carrying amount | Plant and machinery | Business combinations
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	0
Gross carrying amount | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	6,876	6,215
Additions during the year	516	490
Disposals, property, plant and equipment	(305)	(122)
Transfer and reclassifications	468	515
Effect of exchange rate adjustment	164	(222)
End of the year	7,776	6,876	6,215
Gross carrying amount | Other equipment | Business combinations
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	57
Gross carrying amount | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	10,798	20,351
Additions during the year	4,858	4,560
Disposals, property, plant and equipment	(41)	(16)
Transfer and reclassifications	(5,075)	(12,541)
Effect of exchange rate adjustment	548	(1,556)
End of the year	11,091	10,798	20,351
Gross carrying amount | Assets under construction | Business combinations
Reconciliation of changes in property, plant and equipment [abstract]
Additions from acquisition of businesses (note 5.3)	3
Gross carrying amount | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	41,802	22,404	7,270
Additions during the year	583	15,906
Disposals during the year	0	(698)
Transfer and reclassifications	0	0
Effect of exchange rate adjustment	128	(74)
Intangible assets other than goodwill	41,802	22,404	7,270
Gross carrying amount | Intellectual property rights | Business combinations
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)	18,687
Gross carrying amount | Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	3,434	2,936	2,560
Additions during the year	492	396
Disposals during the year	(45)	0
Transfer and reclassifications	0	0
Effect of exchange rate adjustment	27	(20)
Intangible assets other than goodwill	3,434	2,936	2,560
Gross carrying amount | Software and other intangibles | Business combinations
Reconciliation of changes in intangible assets other than goodwill [abstract]
Additions from acquisition of businesses (note 5.3)	24
Accumulated impairment
Reconciliation of changes in goodwill [abstract]
Goodwill at beginning of period	0	0
Effect of exchange rate adjustment	0	0
Impairment losses for the year	0	0
Goodwill at end of period	0	0	0
Reconciliation of changes in intangible assets other than goodwill [abstract]
Amortisation/depreciation and impairment losses reversed on disposals during the year	0	0
Depreciation and impairment losses
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(6,411)	(4,683)	(3,995)
Effect of exchange rate adjustment	90	(60)
Total amortisation	1,066	1,096
Total impairment losses	573	350
Amortisation/depreciation and impairment losses reversed on disposals during the year	(1)	(698)
Intangible assets other than goodwill	(6,411)	(4,683)	(3,995)
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(36,417)	(33,869)
Effect of exchange rate adjustment	573	(928)
Amortisation/depreciation for the year	4,245	4,180
Impairment losses for the year	141	127
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(851)	(831)
End of the year	(40,525)	(36,417)	(33,869)
Depreciation and impairment losses | Land and buildings
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(12,936)	(11,528)
Effect of exchange rate adjustment	192	(346)
Amortisation/depreciation for the year	1,892	1,859
Impairment losses for the year	14	14
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(365)	(119)
End of the year	(14,669)	(12,936)	(11,528)
Depreciation and impairment losses | Plant and machinery
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(19,444)	(18,888)
Effect of exchange rate adjustment	273	(432)
Amortisation/depreciation for the year	1,529	1,500
Impairment losses for the year	32	69
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(140)	(581)
End of the year	(21,138)	(19,444)	(18,888)
Depreciation and impairment losses | Other equipment
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	(4,037)	(3,453)
Effect of exchange rate adjustment	108	(150)
Amortisation/depreciation for the year	824	821
Impairment losses for the year	54	28
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(305)	(115)
End of the year	(4,718)	(4,037)	(3,453)
Depreciation and impairment losses | Assets under construction
Reconciliation of changes in property, plant and equipment [abstract]
Cost at the beginning of the year	0	0
Effect of exchange rate adjustment	0	0
Amortisation/depreciation for the year	0	0
Impairment losses for the year	41	16
Reversal of impairment loss recognised in profit or loss, property, plant and equipment	(41)	(16)
End of the year	0	0	0
Depreciation and impairment losses | Intellectual property rights
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(4,652)	(3,135)	(2,643)
Effect of exchange rate adjustment	78	(49)
Total amortisation	866	889
Total impairment losses	573	350
Amortisation/depreciation and impairment losses reversed on disposals during the year	0	(698)
Intangible assets other than goodwill	(4,652)	(3,135)	(2,643)
Depreciation and impairment losses | Software and other intangibles
Reconciliation of changes in intangible assets other than goodwill [abstract]
Cost at the beginning of the year	(1,759)	(1,548)	(1,352)
Effect of exchange rate adjustment	12	(11)
Total amortisation	200	207
Total impairment losses	0	0
Amortisation/depreciation and impairment losses reversed on disposals during the year	(1)	0
Intangible assets other than goodwill	kr (1,759)	kr (1,548)	kr (1,352)